Derivative Financial Instruments - Gain Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	$ (213)	$ 0	$ 0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(437)	0	0
Fair value hedge designation | Interest rate cap agreements, noncommercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	(848)	0	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(262)	0	0
Gain (Loss) Recognized in Income	90	0	0
Fair value hedge designation | Interest rate cap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	(848)	0	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(262)	0	0
Gain (Loss) Recognized in Income	(8,077)	16,401	4,790
Fair value hedge designation | Interest rate cap agreements | Installment
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	0	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	0	0	0
Gain (Loss) Recognized in Income	(14)	0	0
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(98)	831	392
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Installment
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(1,305)	77	0
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Mortgage
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(2,131)	0	0
Fair value hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements - securities available for sale
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(4,619)	15,493	4,398
Cash Flow Hedge Designation | Interest rate floor agreements | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	635	0	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(175)	0	0
Gain (Loss) Recognized in Income	(175)	0	0
No hedge designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	623	(2,754)	(3,684)
No hedge designation | Rate-lock mortgage loan commitments
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	1,229	(3,196)	(4,880)
No hedge designation | Mandatory commitments to sell mortgage loans
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(594)	383	873
No hedge designation | Interest Rate Swaption
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	(186)	(2)
No hedge designation | Interest rate cap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	245	30
No hedge designation | Purchased options
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	0	(42)
No hedge designation | Written options
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	0	42
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	0	295
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(9,894)	22,242	4,521
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(12)	0	0
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ 9,894	$ (22,242)	$ (4,521)